Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Jan. 01, 2016
Loss Contingencies [Line Items]
Guarantees and master leases	$ 359,000,000
Outstanding letters of credit	39,552,000
Commitment to fund additional capital to partially owned entities	104,000,000
NBCR Losses [Member]
Loss Contingencies [Line Items]
Insurance limit per occurrence and in the aggregate	2,000,000,000
Federal government deductible, percentage of balance of a covered loss	85.00%
NBCR Losses [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Federal government deductible, percentage of balance of a covered loss		84.00%
Earthquake California Properties [Member]
Loss Contingencies [Line Items]
Insurance limit per occurrence and in the aggregate	180,000,000
Vornado deductible, percentage of property value	5.00%
Vornado deductible, annual aggregate	180,000,000
All Risk And Rental Value [Member]
Loss Contingencies [Line Items]
Insurance limit per occurrence and in the aggregate	2,000,000,000
General Liability [Member]
Loss Contingencies [Line Items]
Insurance limit per occurrence and in the aggregate	300,000,000
Terrorism Acts [Member]
Loss Contingencies [Line Items]
Insurance limit per occurrence and in the aggregate	4,000,000,000
PPIC [Member] | NBCR Losses [Member]
Loss Contingencies [Line Items]
Insurance deductible	$ 3,200,000
Insurance Deductible Percentage Of Balance Of Covered Loss	15.00%
PPIC [Member] | NBCR Losses [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Insurance Deductible Percentage Of Balance Of Covered Loss		16.00%